Document and Entity Information Document	Aug. 08, 2024	May 24, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name		Solo Brands, Inc.
Entity File Number		001-40979
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		87-1360865
Entity Address, Address Line One		1001 Mustang Dr.
Entity Address, City or Town		Grapevine,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		76051
City Area Code		817
Local Phone Number		900-2664
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.001 par value per share
Trading Symbol		DTC
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001870600
Amendment Flag		false
Document Information [Line Items]
Document Period End Date	Aug. 08, 2024